UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2017 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 76.2%
Banks - 0.6%
Comerica	1,900	$144,894
Consumer Discretionary - 3.1%
Buffalo Wild Wings *	2,800	295,960
Lowe's Companies	6,600	527,604
		823,564
Consumer Staples - 14.1%
Campbell Soup	4,100	191,962
Coca-Cola	15,700	706,657
Colgate-Palmolive	7,900	575,515
Diageo - ADR	530	70,029
Energizer Holdings	2,200	101,310
Mondelez International, Class A	13,850	563,141
Nestle	6,300	527,629
Tootsie Roll Industries	14,438	548,644
Walgreens Boots Alliance	5,150	397,683
		3,682,570
Diversified Financial Services - 4.0%
Invesco	7,800	273,312
Leucadia National	10,300	260,075
T. Rowe Price Group	5,600	507,640
		1,041,027
Energy - 5.5%
Hess	10,800	506,412
Noble Energy	17,763	503,759
Suncor Energy	12,600	441,378
		1,451,549
Healthcare - 10.6%
Abbott Laboratories	14,200	757,712
AstraZeneca - ADR	14,000	474,320
GlaxoSmithKline - ADR	12,450	505,470
Johnson & Johnson	4,900	637,049
Merck & Co.	6,100	390,583
		2,765,134
Industrials - 1.7%
Eaton	5,750	441,542
Information Technology - 7.1%
FARO Technologies *	6,400	244,800
FLIR Systems	17,750	690,652
Microsoft	7,050	525,155
Paychex	3,000	179,880
Science Applications International	3,200	213,920
		1,854,407
Insurance - 18.9%
Aflac	4,600	374,394
Berkshire Hathaway, Class B *	3,400	623,288
Brown & Brown	15,700	756,583
First American Financial	10,300	514,691
Hanover Insurance Group	2,000	193,860
Hartford Financial Services Group	15,800	875,794
Loews	9,100	435,526
RenaissanceRe Holdings	4,214	569,480
Selective Insurance Group	6,500	350,025
White Mountains Insurance Group	300	257,100
		4,950,741
Metals & Mining - 0.3%
Alamos Gold, Class A	12,322	83,297
Paper & Forest Products - 4.2%
Domtar	15,851	687,775
Louisiana-Pacific *	14,800	400,784
		1,088,559
Real Estate - 4.1%
Camden Property Trust	1,400	128,030
EastGroup Properties	1,400	123,368
Four Corners Property Trust	21,348	531,992
Howard Hughes *	2,500	294,825
		1,078,215

Telecommunication Services - 2.0%
Telephone & Data Systems	18,800	524,332
Total Common Stocks
(Cost $16,133,644)		19,929,831

CONVERTIBLE BONDS - 18.1%	Par
Consumer Discretionary - 2.0%
Shutterfly
0.250%, 05/15/2018	$523,000	517,770
Healthcare - 2.5%
Hologic
0.000%, 12/15/2043	550,000	663,438
Industrials - 2.4%
Chart Industries
2.000%, 08/01/2018	625,000	622,656
Information Technology - 6.0%
Akamai Technologies
0.000%, 02/15/2019	580,000	563,687
Synaptics
0.500%, 06/15/2022	244,500	221,731
Verint Systems
1.500%, 06/01/2021	810,000	791,775
		1,577,193
Metals & Mining - 2.0%
RTI International
1.625%, 10/15/2019	460,000	512,038
Real Estate - 3.2%
Forestar Group
3.750%, 03/01/2020	825,000	834,281
Total Convertible Bonds
(Cost $4,737,132)		4,727,376

CORPORATE BONDS - 2.4%
Consumer Staples - 1.0%
CVS Health
2.250%, 08/12/2019	263,000	264,270
Healthcare - 1.4%
Amgen
2.200%, 05/22/2019	350,000	351,629
Total Corporate Bonds
(Cost $615,214)		615,899

SHORT-TERM INVESTMENT - 3.2%	Shares
Invesco Treasury Portfolio, 0.900%^
(Cost $848,184)	848,184	848,184

Total Investments - 99.9%
(Cost $22,334,174)		26,121,290
Other Assets and Liabilities, Net - 0.1%		17,189
Total Net Assets - 100.0%		$26,138,479

*	Non-income producing security
ADR -	American Depositary Receipt
^	The rate shown is the annualized seven-day yield effective as of September 30, 2017.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$19,929,831	$-	$-	$19,929,831
Convertible Bonds	-	4,727,376	-	4,727,376
Corporate Bonds	-	615,899	-	615,899
Short-Term Investment	848,184	-	-	848,184
Total Investments	$20,778,015	$5,343,275	$-	$26,121,290

Transfers between levels are recognized at the beginning of the reporting period. During the period ended September 30, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2017 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.7%
Banks - 21.4%
Associated Banc-Corp	23,000	$557,750
Bank of N.T. Butterfield & Son	46,300	1,696,432
Beneficial Bancorp	94,500	1,568,700
Blue Hills Bancorp	44,700	858,240
Brookline Bancorp	33,300	516,150
BSB Bancorp *	31,100	931,445
Capital Bank Financial, Class A	16,100	660,905
Central Pacific Financial	47,800	1,538,204
Citigroup	15,970	1,161,658
Clifton Bancorp	13,372	223,580
Comerica	7,100	541,446
First Connecticut Bancorp	38,600	1,032,550
HomeTrust Bancshares *	118,400	3,036,960
KeyCorp	109,600	2,062,672
OceanFirst Financial	44,100	1,212,309
Oritani Financial	40,450	679,560
PCSB Financial *	67,300	1,269,278
SI Financial Group	51,200	765,440
Waterstone Financial	100,100	1,951,950
Western New England Bancorp	154,135	1,680,071
		23,945,300
Consumer Discretionary - 7.5%
Buffalo Wild Wings *	11,900	1,257,830
Del Frisco's Restaurant Group *	149,000	2,167,950
Habit Restaurants *	55,800	728,190
Home Depot	11,900	1,946,364
Hyatt Hotels, Class A *	16,600	1,025,714
Noodles & Company *	95,163	418,717
Ruth's Hospitality Group	38,800	812,860
		8,357,625
Consumer Staples - 8.1%
Church & Dwight	37,000	1,792,650
Coca-Cola	25,300	1,138,753
Colgate-Palmolive	15,200	1,107,320
Mondelez International, Class A	36,400	1,480,024
Nestle	24,200	2,026,767
Tootsie Roll Industries	37,639	1,430,282
		8,975,796
Diversified Financial Services - 9.3%
Federated Investors, Class B	94,600	2,809,620
Franklin Resources	40,900	1,820,459
Invesco	48,100	1,685,424
Leucadia National	50,500	1,275,125
T. Rowe Price Group	30,700	2,782,955
		10,373,583
Energy - 2.7%
Hess	35,100	1,645,839
Noble Energy	46,600	1,321,576
		2,967,415
Healthcare - 7.1%
AstraZeneca - ADR	25,400	860,552
GlaxoSmithKline - ADR	24,500	994,700
Haemonetics *	21,900	982,653
Invacare	37,500	590,625
Medtronic	11,300	878,801
Merck & Co.	28,148	1,802,316
Patterson Companies	45,700	1,766,305
		7,875,952
Industrials - 2.9%
CIRCOR International	22,400	1,219,232
Landstar System	13,100	1,305,415
Powell Industries	25,300	758,747
		3,283,394
Information Technology - 9.3%
FARO Technologies *	24,400	933,300
FLIR Systems	56,800	2,210,088
Maxim Integrated Products	20,300	968,513
Microsoft	26,600	1,981,434
Paychex	26,000	1,558,960
Synopsys *	9,600	773,088
VeriSign *	9,900	1,053,261
Xilinx	13,000	920,790
		10,399,434
Insurance - 18.6%
Brown & Brown	87,300	4,206,987
Hanover Insurance Group	20,000	1,938,600
Hartford Financial Services Group	25,500	1,413,465
Hiscox	90,615	1,554,226
Primerica	14,900	1,215,095
RenaissanceRe Holdings	17,300	2,337,922
Safety Insurance Group	7,400	564,620
Selective Insurance Group	23,600	1,270,860
Torchmark	35,600	2,851,204
Validus Holdings	47,900	2,357,159
White Mountains Insurance Group	1,300	1,114,100
		20,824,238
Metals & Mining - 1.8%
Kinross Gold *	79,800	338,352
Newmont Mining	44,900	1,684,199
Victoria Gold *	96,500	36,139
		2,058,690
Paper & Forest Products - 0.5%
Domtar	12,300	533,697
Real Estate - 2.5%
Camden Property Trust	6,000	548,700
Cousins Properties	130,892	1,222,532
Easterly Government Properties	200	4,134
EastGroup Properties	6,100	537,532
Four Corners Property Trust	18,547	462,191
		2,775,089
Total Common Stocks
(Cost $81,861,366)		102,370,213

CONVERTIBLE BOND - 0.4%	Par
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020
(Cost $463,113)	$450,000	455,063

SHORT-TERM INVESTMENT - 7.8%	Shares
Invesco Treasury Portfolio, 0.900%^
(Cost $8,753,348)	8,753,348	8,753,348

Total Investments - 99.9%
(Cost $91,077,827)		111,578,624
Other Assets and Liabilities, Net - 0.1%		145,701
Total Net Assets - 100.0%		$111,724,325

*	Non-income producing security
ADR -	American Depositary Receipt
^	The rate shown is the annualized seven-day yield effective as of September 30, 2017.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$102,370,213	$-	$-	$102,370,213
Convertible Bonds	-	455,063	-	455,063
Short-Term Investment	8,753,348	-	-	8,753,348
Total Investments	$111,123,561	$455,063	$-	$111,578,624

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$22,334,174	$91,077,827

Gross unrealized appreciation	4,137,630	22,927,262
Gross unrealized depreciation	(350,514)	(2,426,465)
Net unrealized appreciation	$3,787,116	$20,500,797

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
  John D. Gillespie, President

Date  November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John D. Gillespie
  John D. Gillespie, President

Date  November 28, 2017

By (Signature and Title)  /s/ Peter N. Perugini
  Peter N. Perugini, Treasurer

Date  November 28, 2017